Warrants	12 Months Ended
Dec. 31, 2017
Warrants
Warrants

14.    Warrants

Warrant activity

The Group has issued warrants for services performed and in conjunction with various equity financings. The Group’s warrants represent ordinary shares or ADS and have either a Pounds Sterling or US Dollar exercise price. The ADS warrants are exercisable to purchase ADS’s, which each represent 20 ordinary shares. Depending on the terms of the warrant agreements, the ordinary share or ADS warrants are classified as either equity or a liability. Liability classified warrants are remeasured each reporting period, with changes in fair value recorded in the statements of comprehensive loss. The following is a summary of the Group’s warrant activity during the year ended December 31, 2017:

	Number of Warrants		Weighted Average Exercise Price
	Ordinary shares	ADS	Ordinary shares	ADS
Outstanding as of January 1, 2017	23,729,865	1,219,246	£0.278	$8.03
Expired (1)	(416,645)	—	$0.56	—
Granted	—	133,452	—	$8.51
Exercised	(640,353)	(16,344)	£0.322	$8.03

Outstanding as of December 31, 2017	22,672,867	1,336,354	£0.272	$8.08

(1)	The ordinary warrants that expired in December 2017 had an exercise price denominated in US dollars. All other ordinary warrants have Pounds Sterling exercise prices.

The Group’s warrants outstanding and exercisable as of December 31, 2017 were as follows:

Type of Warrant Outstanding	Number Outstanding and Exercisable	Exercise Price		Expiration Date
Ordinary shares (1)	1,367,089	GBP £	0.20	April 2, 2020
Ordinary shares (1)	1,082,384	GBP £	0.50	July 21, 2020
Ordinary shares (2)	10,791,361	GBP £	0.322	November 23, 2021
ADS (2)	1,202,902	US $	8.03	November 23, 2021
Ordinary shares (1)	9,432,033	GBP £	0.20	April 2, 2025
ADS (2)	60,000	US $	7.26	July 31, 2022
ADS (2)	73,452	US $	9.53	November 14, 2022

(1)	Warrants totaling 11,881,506 of ordinary shares are equity classified.
(2)	Warrants totaling 10,791,361 of ordinary shares and 1,336,354 of ADS are liability classified.

Liability classified warrants

ADS warrants

On November 23, 2016, the Group closed an initial U.S. offering of 2,438,491 ADS and 1,219,246 ADS warrants at a price of US $6.98 per ADS/Warrant combination. Each ADS represents 20 ordinary shares. The warrants have an exercise price of US $8.03 per ADS and expire on November 23, 2021.  In the event the Group fails to maintain the effectiveness of its Registration Statement and a Restrictive Legend Event has occurred, the warrant shall only be exercisable on a cashless basis. This would result in variability in the number of shares issued and therefore, the warrants were designated as a financial liability carried at fair value through profit and loss. On issuance of the ADS warrants, the Group recorded a derivative liability of US $3,849,160 using the Black-Scholes model. The Group develops its own assumptions for use in the Black-Scholes option pricing model that do not have observable inputs or available market data to support the fair value. This method of valuation involves using inputs such as the fair value of the Group’s common stock, stock price volatility of comparable companies, the contractual term of the warrants, risk free interest rates and dividend yields. The Group has a limited trading history in its common stock, therefore, expected volatility is based on that of reasonably similar publicly traded companies. Due to the nature of these inputs, the valuation of the warrants is considered Level 1 and 2 measurements.

On August 1, 2017, the Group issued to a third party a warrant to purchase up to 60,000 ADSs at an exercise price of $7.26 per ADS. The warrant vests 5,000 ADS at issuance, with the remaining 55,000 ADS vesting upon satisfaction of various performance conditions related to the Group’s stock price and trading volumes. Once vested, the warrant may be exercised on a cashless basis, and expires on July 31, 2022. Exercising on a cashless basis would result in variability in the number of shares issued and therefore, the warrants were designated as a financial liability carried at fair value through profit and loss. On issuance of the ADS warrants, the Group recorded a derivative liability of US $109,431 using the Black-Scholes model.

At issuance, the following assumptions were used in the Black-Scholes model.

August 1, 2017

Share price (US $)	7.26
Exercise price (US $)	7.26
Expected volatility	70%
Number of periods to exercise	5.0
Risk-free rate	1.80%
Expected dividends	—

On November 14, 2017, in conjunction with the Hercules Loan Agreement, the Group issued Hercules a warrant to purchase up to 73,452 ADSs at an exercise price of $9.53 per ADS, representing 3.5% warrant coverage of the total loan facility. The warrant may be exercised on a cashless basis, and is immediately exercisable through November 14, 2022. Exercising on a cashless basis would result in variability in the number of shares issued and therefore, the warrants were designated as a financial liability carried at fair value through profit and loss. On issuance of the ADS warrants, the Group recorded a derivative liability of US $419,573 using the Black-Scholes model.

At issuance, the following assumptions were used in the Black-Scholes model.

November 14, 2017

Share price (US $)	9.53
Exercise price (US $)	9.53
Expected volatility	72%
Number of periods to exercise	5.0
Risk-free rate	2.06%
Expected dividends	—

At December 31, 2017 and 2016, the liability classified ADS warrants had a fair value of US $8,927,252 and $3,967,189 using the following weighted-average assumptions in the Black-Scholes model:

	December 31, 2017	December 31, 2016

Share price (US $)	10.81	6.19
Exercise price (US $)	7.91	8.03
Expected volatility	74%	70%
Number of periods to exercise	3.82	4.92
Risk-free rate	1.93%	1.91%
Expected dividends	—	—

Ordinary warrants

On November 23, 2016 the Group placed 22,863,428 ordinary shares together with 11,431,714 warrants over ordinary shares at a price of £0.28 per share/warrant combination. The warrants have an exercise price of £0.322 per warrant and expire on November 23, 2021. In the event that the Group fails to maintain the effectiveness of the Registration Statement, the warrant shall only be exercisable on a cashless basis.  This would result in variability in the number of shares issued and therefore, the warrants were designated as a financial liability carried at fair value through profit and loss. On issuance of the warrants, the Group recorded a derivative liability of US $1,812,959 using the Black-Scholes model.

At December 31, 2017 and 2016, the liability classified ordinary warrants had a fair value of US $3,699,047 and $1,830,869 using the Black-Scholes model and the following assumptions:

	December 31, 2017	December 31, 2016

Share price (GBP)	0.41	0.25
Exercise price (GBP)	0.322	0.322
Expected volatility	76%	70%
Number of periods to exercise	3.90	4.92
Risk free rate	2.09%	1.91%
Expected dividends	—	—

The following is a summary of the Group’s liability classified warrant activity, including both ADS and Ordinary warrants, during the years ended December 31, 2017 and 2016:

Fair value
Liability classified warrants	$

January 1, 2016	—
Issued during the year	$5,662,119
Loss from revaluation of derivative liabilities	135,939

Balance at December 31, 2016	5,798,058
Issued during the year	529,004
Exercised during the year	(284,402)
Impact of foreign exchange	192,088
Loss from revaluation of derivative liabilities	6,391,551

Balance at December 31, 2017	$12,626,299